UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

2014 SEMIANNUAL REPORT
February 28, 2014

Money Market
Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       1

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of February 28, 2014[1] (% of net assets)
Government Agency Debt	56.9%
Treasury Repurchase Agreements	35.0
Government Agency Repurchase Agreements	6.7
Treasury Debt	1.7
Other Assets and Liabilities, Net[2]	(0.3)
100.0%

Prime Obligations Fund

Portfolio Allocation as of February 28, 2014[1] (% of net assets)
Certificates of Deposit	32.6%
Financial Company Commercial Paper	11.6
Asset Backed Commercial Paper	11.3
Other Notes	9.6
Treasury Repurchase Agreements	7.9
Other Repurchase Agreements	7.5
Variable Rate Demand Notes	6.5
Treasury Debt	5.3
Government Agency Debt	3.2
Government Agency Repurchase Agreement	2.8
Investment Companies	2.7
Other Assets and Liabilities, Net[2]	(1.0)
100.0%

Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2014[1,3] (% of net assets)
Municipal Debt	102.4%
Other Assets and Liabilities, Net[2]	(2.4)
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2014[1] (% of net assets)
Treasury Repurchase Agreements	61.5%
Treasury Debt	38.3
Other Assets and Liabilities, Net[2]	0.2
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2014[1] (% of net assets)
Treasury Debt	99.9%
Other Assets and Liabilities, Net[2]	0.1
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund
	Beginning Account Value (9/01/13)	Ending Account Value (2/28/14)	Expenses Paid During Period[1] (9/01/13 to 2/28/14)

Class A Actual[2]	$1,000.00	$1,000.03	$0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class D Actual[2]	$1,000.00	$1,000.03	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Y Actual[2]	$1,000.00	$1,000.03	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Z Actual[2]	$1,000.00	$1,000.03	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Institutional Investor Class Actual[2]	$1,000.00	$1,000.03	$0.45
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.09%, 0.09%, and 0.09% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       3

Expense Examples

Prime Obligations Fund
	Beginning Account Value (9/01/13)	Ending Account Value (2/28/14)	Expenses Paid During Period[1] (9/01/13 to 2/28/14)

Class A Actual[2]	$1,000.00	$1,000.08	$0.84
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class D Actual[2]	$1,000.00	$1,000.08	$0.84
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class I Actual[2]	$1,000.00	$1,000.08	$0.84
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Y Actual[2]	$1,000.00	$1,000.08	$0.84
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Z Actual[2]	$1,000.00	$1,000.08	$0.84
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Institutional Investor Class Actual[2]	$1,000.00	$1,000.08	$0.84
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.17%, 0.17%, 0.17%, 0.17%, and 0.17% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2014 of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund
	Beginning Account Value (9/01/13)	Ending Account Value (2/28/14)	Expenses Paid During Period[3] (9/01/13 to 2/28/14)

Class A Actual[4]	$1,000.00	$1,000.00	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

Class D Actual[4]	$1,000.00	$1,000.00	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Y Actual[4]	$1,000.00	$1,000.00	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Z Actual[4]	$1,000.00	$1,000.00	$0.40
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.40
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.09%, 0.09%, 0.08%, and 0.08% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 28, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Expense Examples

Treasury Obligations Fund
	Beginning Account Value (9/01/13)	Ending Account Value (2/28/14)	Expenses Paid During Period[1] (9/01/13 to 2/28/14)

Class A Actual[2]	$1,000.00	$1,000.00	$0.35
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class D Actual[2]	$1,000.00	$1,000.00	$0.35
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class Y Actual[2]	$1,000.00	$1,000.00	$0.35
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class Z Actual[2]	$1,000.00	$1,000.00	$0.35
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.35
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.35
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, and 0.07% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (9/01/13)	Ending Account Value (2/28/14)	Expenses Paid During Period[3] (9/01/13 to 2/28/14)

Class A Actual[4]	$1,000.00	$1,000.00	$0.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class D Actual[4]	$1,000.00	$1,000.00	$0.25
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class Y Actual[4]	$1,000.00	$1,000.00	$0.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class Z Actual[4]	$1,000.00	$1,000.00	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.25
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.05%, 0.05%, 0.05%, 0.05%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 28, 2014 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       5

Schedule of Investments	February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 56.9%
Federal Farm Credit Bank
0.180%, 03/04/2014	$120,885	$120,885
0.090%, 03/21/2014	165,000	164,999
0.106%, 03/24/2014	150,000	149,998
0.104%, 04/17/2014 Δ	39,800	39,803
2.625%, 04/17/2014	29,384	29,478
0.088%, 05/01/2014 Δ	30,000	29,999
0.200%, 05/13/2014	40,000	40,003
0.140%, 05/22/2014	71,000	70,999
0.134%, 08/15/2014 Δ	88,200	88,223
0.160%, 01/16/2015	76,503	76,507
0.160%, 02/05/2015	25,450	25,451
0.098%, 04/02/2015 Δ	100,000	99,994
0.184%, 07/20/2015 Δ	13,200	13,210
Federal Home Loan Bank
0.119%, 03/03/2014	50,000	50,000
0.180%, 03/05/2014	50,000	50,000
0.090%, 03/10/2014	150,000	150,001
0.170%, 03/11/2014	25,000	25,000
3.000%, 03/13/2014	1,000	1,001
0.180%, 03/18/2014	25,000	25,000
0.060%, 03/20/2014	75,000	74,999
0.070%, 03/26/2014	76,000	76,000
0.109%, 04/01/2014 Δ	125,000	125,000
0.060%, 04/02/2014	40,000	39,999
0.060%, 04/02/2014	50,000	49,999
0.170%, 04/03/2014	100,000	99,999
0.120%, 04/04/2014 ¤	50,000	49,994
0.140%, 04/15/2014	50,000	50,001
0.096%, 04/25/2014 Δ	75,000	75,000
0.099%, 05/01/2014 Δ	50,000	50,000
0.150%, 05/01/2014	50,000	49,998
0.099%, 05/02/2014 Δ	50,000	50,000
0.110%, 05/14/2014 ¤	25,000	24,994
0.095%, 05/16/2014 Δ	50,000	50,000
0.112%, 05/16/2014 ¤	106,800	106,775
0.110%, 05/22/2014	50,000	49,999
0.110%, 05/29/2014	30,000	29,999
0.125%, 06/04/2014 ¤	9,000	8,997
0.120%, 06/09/2014	50,000	49,998
0.130%, 06/11/2014 ¤	25,000	24,991
0.138%, 06/16/2014 Δ	30,000	30,000
0.125%, 06/17/2014 Δ	125,000	124,993
0.130%, 06/19/2014	50,000	49,997
0.125%, 06/20/2014	52,275	52,268
0.106%, 06/23/2014 Δ	50,000	49,999
0.135%, 06/27/2014 Δ	25,000	24,999
0.125%, 07/07/2014 ¤	49,000	48,978
0.130%, 07/07/2014	50,000	49,999
0.190%, 07/10/2014	13,500	13,501
0.100%, 07/24/2014	40,000	40,000
0.190%, 07/25/2014	30,000	29,998
0.190%, 07/25/2014	50,000	50,003
0.100%, 07/29/2014	75,000	74,996
0.100%, 07/29/2014	50,000	49,998
0.100%, 08/04/2014	25,000	24,998
0.100%, 08/06/2014	75,000	74,995
0.130%, 08/06/2014 ¤	50,000	49,971
0.170%, 08/07/2014	25,000	24,999
0.094%, 08/13/2014 Δ	200,000	199,995
0.120%, 08/13/2014	25,000	24,998
0.016%, 08/21/2014	75,000	74,994
0.086%, 08/22/2014 Δ	25,000	24,998
2.500%, 08/25/2014	500	506
0.170%, 08/26/2014	27,930	27,928
0.017%, 08/28/2014	25,000	24,998
0.170%, 09/03/2014	25,000	24,998
3.250%, 09/12/2014	1,500	1,525
0.200%, 09/18/2014	40,600	40,608
0.125%, 09/23/2014	25,000	24,991

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.220%, 09/24/2014	$100,000	$100,000
0.235%, 10/07/2014	30,000	30,000
0.107%, 10/08/2014 Δ	25,000	25,000
0.140%, 10/14/2014	65,000	64,997
0.120%, 10/17/2014	35,000	34,995
0.104%, 11/03/2014 Δ	100,000	100,000
0.118%, 11/06/2014 Δ	200,000	199,993
0.118%, 11/07/2014 Δ	50,000	49,997
0.095%, 11/18/2014 Δ	100,000	99,996
0.136%, 11/18/2014 Δ	25,000	24,999
0.094%, 11/20/2014 Δ	100,000	99,995
0.116%, 11/24/2014 Δ	100,000	99,996
0.102%, 12/08/2014 Δ	75,000	74,999
0.117%, 12/09/2014 Δ	75,000	75,000
0.102%, 01/12/2015 Δ	25,000	24,999
0.115%, 02/12/2015 Δ	150,000	149,996
0.114%, 02/13/2015 Δ	50,000	49,999
0.138%, 02/18/2015 Δ	125,000	125,000
0.111%, 02/23/2015 Δ	35,000	34,998
0.210%, 02/26/2015	60,300	60,300
0.117%, 03/10/2015 Δ	150,000	150,000
0.117%, 04/10/2015 Δ	220,000	219,977
0.120%, 07/21/2015 Δ	75,000	74,984
0.000%, 09/17/2015 Δ	50,000	49,988
Federal Home Loan Mortgage Corporation
0.082%, 03/03/2014 ¤	43,000	43,000
0.081%, 03/11/2014 ¤	74,480	74,478
0.090%, 03/13/2014 ¤	30,000	29,999
0.089%, 03/17/2014 ¤	75,000	74,997
0.300%, 03/21/2014	11,145	11,146
0.082%, 03/24/2014 ¤	69,737	69,733
0.085%, 03/25/2014 ¤	25,000	24,999
0.145%, 03/27/2014	50,000	50,000
4.500%, 04/02/2014	11,369	11,412
0.091%, 04/07/2014 ¤	75,000	74,993
0.080%, 04/08/2014 ¤	29,900	29,897
0.115%, 04/14/2014 ¤	100,000	99,986
0.130%, 04/16/2014 ¤	75,000	74,988
0.087%, 04/21/2014 ¤	75,000	74,991
0.375%, 04/28/2014	27,559	27,569
1.350%, 04/29/2014	15,450	15,480
0.140%, 05/01/2014 ¤	152,000	151,964
0.065%, 05/02/2014 ¤	14,200	14,198
0.098%, 05/05/2014 ¤	25,000	24,996
0.110%, 05/07/2014 ¤	100,000	99,980
0.105%, 05/12/2014 ¤	25,000	24,995
0.105%, 05/14/2014 ¤	30,000	29,994
0.100%, 05/15/2014 ¤	75,000	74,984
0.110%, 05/16/2014 ¤	25,000	24,994
0.109%, 05/19/2014 ¤	79,997	79,978
0.140%, 05/20/2014 ¤	50,000	49,984
0.108%, 05/21/2014 ¤	117,200	117,172
0.116%, 05/27/2014 ¤	44,543	44,531
0.100%, 06/05/2014 ¤	130,000	129,965
0.110%, 06/13/2014 ¤	17,068	17,063
0.130%, 06/16/2014 ¤	11,050	11,046
0.110%, 06/17/2014 ¤	75,000	74,975
0.120%, 06/18/2014 ¤	25,000	24,991
0.127%, 06/19/2014 ¤	125,000	124,952
0.130%, 06/23/2014 ¤	62,201	62,175
0.130%, 06/25/2014 ¤	50,000	49,979
0.129%, 07/01/2014 ¤	21,824	21,814
5.000%, 07/15/2014	33,064	33,661
0.095%, 07/28/2014 ¤	75,000	74,971
1.000%, 07/30/2014	25,500	25,596
1.000%, 08/27/2014	76,004	76,316
0.375%, 08/28/2014	37,870	37,911
0.100%, 09/04/2014 ¤	50,000	49,974
0.100%, 09/09/2014 ¤	100,000	99,947
0.500%, 09/19/2014	59,835	59,953
0.750%, 11/25/2014	52,074	52,302
0.320%, 12/03/2014	74,500	74,598
0.300%, 01/09/2015	50,000	50,062

The accompanying notes are an integral part of the financial statements.

6      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Federal National Mortgage Association
0.074%, 03/05/2014 ¤	$110,504	$110,503
0.085%, 03/12/2014 ¤	50,000	49,999
2.750%, 03/13/2014	49,940	49,983
0.073%, 03/19/2014 ¤	63,250	63,248
0.100%, 04/02/2014 ¤	10,000	9,999
4.125%, 04/15/2014 ▼	296,664	298,177
0.098%, 04/16/2014 ¤	60,000	59,993
0.060%, 04/21/2014 ¤	44,200	44,196
0.065%, 04/23/2014 ¤	6,250	6,249
0.078%, 04/30/2014 ¤	50,000	49,994
0.110%, 05/07/2014 ¤	24,778	24,773
0.105%, 05/14/2014 ¤	53,490	53,478
2.500%, 05/15/2014	30,000	30,144
0.110%, 05/21/2014 ¤	49,231	49,219
0.115%, 06/02/2014 ¤	37,599	37,588
0.125%, 06/04/2014 ¤	24,218	24,210
0.134%, 06/20/2014 Δ	80,245	80,254
1.125%, 06/27/2014	24,749	24,826
0.115%, 07/02/2014 ¤	72,415	72,387
0.194%, 07/05/2014	12,170	12,162
0.875%, 08/28/2014	96,275	96,639
0.625%, 10/30/2014	52,880	53,052
0.460%, 11/21/2014 Δ	30,000	30,078

Total Government Agency Debt (Cost $9,751,572)		9,751,572
Treasury Debt – 1.7%
U.S. Treasury Bill Ä
0.104%, 04/24/2014	100,000	99,984
U.S. Treasury Notes
1.875%, 04/30/2014	85,000	85,249
1.000%, 05/15/2014	25,000	25,046
4.750%, 05/15/2014	75,000	75,720
Total Treasury Debt (Cost $285,999)		285,999

Government Agency Repurchase
Agreements – 6.7%
BNP Paribas Securities Corp.
0.060%, dated 02/28/2014, matures 03/03/2014, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
HSBC Securities (USA) Inc.
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,002)	100,000	100,000
ING Financial Markets LLC
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,005)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.040%, dated 02/28/2014, matures 03/03/2014, repurchase price $50,000 (collateralized by various government agency obligations: Total market value $51,000)	50,000	50,000
RBC Capital Markets LLC
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,003)	100,000	100,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
SG Americas Securities LLC
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $300,001 (collateralized by various government agency obligations: Total market value $306,000)	$300,000	$300,000
Total Government Agency Repurchase Agreements (Cost $1,150,000)		1,150,000
Treasury Repurchase Agreements– 35.0%
Bank of Nova Scotia
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $1,900,008 (collateralized by U.S. Treasury obligations: Total market value $1,938,000)	1,900,000	1,900,000
Credit Agricole Corporate & Investment Bank
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $937,019 (collateralized by U.S. Treasury obligations: Total market value $955,827)	937,015	937,015
Federal Reserve Bank of New York
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $3,150,013 (collateralized by U.S. Treasury obligations: Total market value $3,150,820)	3,150,000	3,150,000
Total Treasury Repurchase Agreements (Cost $5,987,015)		5,987,015
Investment Purchased with Proceeds from Securities Lending † – 0.4%
Government Agency Repurchase Agreement – 0.4%
JPMorgan Securities Inc.
0.060%, dated 02/28/2014, matures 03/03/2014, repurchase price $73,929 (collateralized by various government agency obligations: Total market value $75,410)
(Cost $73,929)	73,929	73,929
Total Investments – ▲ 100.7% (Cost $17,248,515)		17,248,515
Other Assets and Liabilities, Net – (0.7)%		(115,367)
Total Net Assets – 100.0%		$17,133,148

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2014.
¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
▼	This security or a portion of this security is out on loan at February 28, 2014. Total loaned securities had a fair value of $72,451 as of February 28, 2014.
Ä	Rate shown is effective yield as of February 28, 2014.
†

The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

▲

On February 28, 2014, the cost of investments for federal income tax purposes was approximately $17,248,515. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS    2014 SEMIANNUAL REPORT      7

Schedule of Investments	February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 32.6%
Banco del Estado de Chile/NY
0.240%, 04/01/2014	$40,000	$40,000
0.232%, 07/09/2014 Δ	60,000	60,000
0.230%, 08/18/2014 Δ	40,000	40,000
Bank of Montreal/Chicago
0.070%, 03/04/2014	60,000	60,000
0.070%, 03/05/2014	100,000	100,000
0.180%, 03/14/2014	50,000	50,000
0.210%, 08/05/2014	40,000	40,000
0.184%, 08/15/2014 Δ	25,000	25,000
0.254%, 08/15/2014 Δ	75,000	75,000
0.227%, 09/05/2014 Δ	25,000	25,005
0.224%, 10/29/2014 Δ	25,000	25,000
Bank of Nova Scotia/Houston
0.230%, 04/09/2014 Δ	25,000	25,000
0.220%, 05/20/2014	30,000	30,000
0.296%, 08/06/2014 Δ	65,000	65,000
0.296%, 08/08/2014 Δ	25,000	25,000
0.349%, 08/12/2014 Δ	10,000	10,004
0.310%, 08/21/2014	20,000	20,000
0.310%, 10/21/2014	20,000	20,000
0.337%, 02/27/2015 Δ	55,000	55,000
0.490%, 03/06/2015 Δ	25,000	25,056
Bank of Tokyo-Mitsubishi/NY
0.100%, 03/05/2014	50,000	50,000
0.100%, 03/07/2014	100,000	100,000
0.200%, 03/12/2014	35,000	35,000
0.200%, 03/21/2014	30,000	30,000
0.190%, 04/15/2014	50,000	50,000
BNP Paribas/NY
0.070%, 03/07/2014	85,000	85,000
Canadian Imperial Bank of Commerce/NY
0.270%, 05/16/2014 Δ	53,000	53,000
0.596%, 07/31/2014 Δ	2,880	2,884
0.260%, 08/14/2014 Δ	40,000	40,011
0.488%, 11/03/2014 Δ	25,000	25,042
Credit Suisse/NY
0.230%, 04/04/2014	25,000	25,000
0.230%, 04/17/2014	35,000	35,000
0.270%, 04/24/2014	30,000	30,000
0.230%, 05/14/2014	40,000	40,000
0.230%, 06/05/2014	45,000	45,000
Deutsche Bank/NY
0.470%, 04/30/2014 Δ	50,000	50,000
0.276%, 07/31/2014 Δ	25,000	25,000
0.310%, 08/22/2014 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking/NY
0.200%, 03/03/2014	25,000	25,000
0.220%, 06/10/2014	50,000	50,000
0.215%, 06/27/2014	50,000	50,000
National Australia Bank/NY
0.168%, 07/07/2014 Δ	29,000	29,000
0.226%, 10/23/2014 Δ	53,700	53,700
Nordea Bank Finland/NY
0.140%, 05/19/2014	100,000	100,000
0.220%, 07/02/2014	50,000	50,000
0.250%, 07/07/2014	35,000	35,000
Rabobank Nederland/NY
0.350%, 03/11/2014	50,000	50,000
0.303%, 03/14/2014	40,000	40,000
0.230%, 05/23/2014	25,000	25,000
0.375%, 09/12/2014	50,000	50,000
0.360%, 09/16/2014	45,000	45,000
Royal Bank of Canada/NY
0.270%, 03/19/2014 Δ	50,000	50,000
Skandinaviska Enskilda Banken/NY
0.270%, 04/30/2014	40,000	40,000
0.270%, 05/19/2014	25,000	25,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.280%, 06/03/2014	$25,000	$25,001
0.250%, 08/04/2014	30,000	30,000
0.250%, 08/11/2014	25,000	25,000
Societe Generale/NY
0.506%, 03/10/2014	50,000	50,000
Sumitomo Mitsui Banking/NY
0.100%, 03/07/2014	100,000	100,000
0.160%, 03/25/2014	100,000	100,000
0.210%, 04/07/2014	30,000	30,000
0.204%, 04/21/2014 Δ	50,000	50,000
Svenska Handelsbanken/NY
0.180%, 04/04/2014	94,000	94,000
0.160%, 05/21/2014	25,000	25,000
Swedbank/NY
0.070%, 03/04/2014	200,000	200,000
0.070%, 03/07/2014	122,500	122,500
0.230%, 08/11/2014	25,000	25,000
Toronto-Dominion Bank/NY
0.100%, 03/20/2014	50,000	50,000
0.320%, 04/02/2014	50,000	50,000
0.204%, 06/17/2014 Δ	40,000	40,000
0.240%, 09/03/2014	25,000	25,000
0.240%, 11/04/2014	25,000	25,000
0.236%, 02/06/2015 Δ	50,000	50,000
Wells Fargo Bank
0.170%, 05/27/2014 Δ	25,000	25,000
0.186%, 06/06/2014 Δ	25,000	25,000
Westpac Banking/NY
0.230%, 04/23/2014 Δ	23,000	23,000
0.300%, 10/24/2014	25,000	25,000
0.290%, 10/29/2014	25,000	25,000
Total Certificates of Deposit
(Cost $3,518,203)		3,518,203
Financial Company Commercial Paper – 11.6%
ASB Finance
0.277%, 07/22/2014 Δ ■	25,000	25,000
Australia & New Zealand Banking Group
0.297%, 03/18/2015 Δ ■	49,000	49,000
Bank Nederlandse Gemeenten
0.210%, 08/05/2014 ■ ¤	30,000	29,973
0.301%, 08/27/2014 ■ ¤	25,000	24,963
0.230%, 09/05/2014 ■ ¤	50,000	49,940
0.301%, 09/16/2014 ■ ¤	25,000	24,959
0.255%, 10/24/2014 ■ ¤	30,000	29,950
Barclays Bank
0.160%, 03/05/2014 ■ ¤	40,000	39,999
Commonwealth Bank of Australia
0.263%, 03/28/2014 ■	50,000	50,000
CPPIB Capital
0.210%, 10/01/2014 ■ ¤	75,000	74,906
0.251%, 01/09/2015 ■ ¤	25,000	24,945
Credit Suisse/NY
0.210%, 04/29/2014 ¤	25,000	24,991
JPMorgan Chase
0.280%, 07/07/2014 ¤	50,000	49,950
Macquarie Bank
0.327%, 03/10/2014 ■ ¤	40,000	39,997
0.371%, 04/02/2014 ■ ¤	25,000	24,992
0.210%, 04/15/2014 ■ ¤	25,000	24,993
0.351%, 04/21/2014 ■ ¤	20,000	19,990
0.362%, 06/12/2014 Δ ■	25,000	25,000
0.347%, 07/16/2014 Δ ■	35,000	35,000
0.335%, 08/20/2014 Δ ■	25,000	25,000
Metlife Short Term Funding
0.139%, 03/19/2014 ■ ¤	65,161	65,156
0.150%, 04/07/2014 ■ ¤	27,889	27,885

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Nederlandse Waterschapsbank
0.346%, 03/18/2014 ■ ¤	$100,000	$99,983
0.204%, 08/13/2014 Δ ■	40,000	40,000
0.174%, 08/14/2014 Δ ■	35,000	35,000
0.236%, 10/31/2014 Δ ■	40,000	40,000
0.237%, 12/05/2014 Δ ■	15,000	15,000
PSP Capital
0.261%, 04/25/2014 ■ ¤	35,000	34,986
0.251%, 01/06/2015 ■ ¤	15,000	14,968
0.251%, 01/28/2015 ■ ¤	35,000	34,919
0.251%, 02/11/2015 ■ ¤	30,000	29,928
Swedbank/NY
0.250%, 04/04/2014 ¤	25,000	24,994
Toyota Credit Canada
0.250%, 04/29/2014 ¤	40,000	39,984
0.240%, 08/25/2014 ¤	30,000	29,965
Westpac Banking
0.248%, 05/02/2014 Δ ■	25,000	25,000
Total Financial Company Commercial Paper
(Cost $1,251,316)		1,251,316
Asset Backed Commercial Paper ■ – 11.3%
Barton Capital
0.060%, 03/03/2014 ¤	52,500	52,500
Fairway Finance
0.080%, 03/04/2014 ¤	10,000	10,000
0.090%, 03/11/2014 ¤	35,000	34,999
0.150%, 04/28/2014 ¤	20,000	19,995
Gotham Funding
0.145%, 03/11/2014 ¤	21,929	21,928
0.150%, 03/12/2014 ¤	20,000	19,999
0.170%, 03/24/2014 ¤	40,000	39,996
0.145%, 03/26/2014 ¤	20,000	19,998
Kells Funding
0.210%, 04/09/2014 ¤	10,000	9,998
0.230%, 04/22/2014 ¤	50,000	49,983
0.260%, 05/19/2014 ¤	50,000	49,971
0.261%, 05/20/2014 ¤	50,000	49,971
0.210%, 08/28/2014 ¤	25,000	24,974
0.238%, 12/11/2014 Δ	50,000	50,000
0.242%, 12/11/2014 Δ	55,000	55,000
Liberty Street Funding
0.180%, 04/07/2014 ¤	50,000	49,991
0.170%, 04/14/2014 ¤	40,000	39,992
0.160%, 04/28/2014 ¤	25,000	24,994
0.180%, 05/15/2014 ¤	25,000	24,991
Manhattan Asset Funding
0.170%, 03/03/2014 ¤	24,000	24,000
0.110%, 03/06/2014 ¤	51,000	50,999
0.170%, 04/04/2014 ¤	20,000	19,997
0.180%, 04/08/2014 ¤	40,000	39,992
Nieuw Amsterdam Receivables
0.170%, 03/03/2014 ¤	10,000	10,000
0.100%, 03/04/2014 ¤	9,599	9,599
0.130%, 03/27/2014 ¤	21,673	21,671
0.177%, 05/08/2014 ¤	69,866	69,842
Old Line Funding
0.200%, 04/10/2014 ¤	35,000	34,992
0.230%, 04/24/2014 ¤	13,023	13,019
0.180%, 05/07/2014 ¤	74,000	73,975
0.230%, 07/14/2014 ¤	15,042	15,029
0.250%, 08/21/2014 ¤	35,000	34,958
Thunder Bay Funding
0.196%, 04/23/2014 Δ	75,000	75,000
0.230%, 07/24/2014 ¤	25,000	24,977
0.188%, 08/06/2014 Δ	49,000	49,000
Total Asset Backed Commercial Paper
(Cost $1,216,330)		1,216,330

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Other Notes – 9.6%
CDP Financial
3.000%, 11/25/2014 ■	$42,706	$43,557
Commonwealth Bank of Australia
0.974%, 03/17/2014 ■	16,150	16,155
2.125%, 03/17/2014 ■	20,000	20,017
DnB Bank/Cayman Islands Branch – Time Deposit
0.040%, 03/03/2014	300,000	300,000
General Electric Capital
0.937%, 04/24/2014	27,100	27,130
MetLife Global Funding
0.594%, 03/19/2014 ■	26,400	26,405
0.470%, 08/08/2014 Δ ■	87,000	87,000
MetLife Institutional Funding
1.143%, 04/04/2014 ■	23,545	23,566
0.613%, 01/06/2015 Δ ■	27,770	27,854
National Australia Bank
0.962%, 04/11/2014 ■	19,150	19,166
3.750%, 03/02/2015 ■	14,750	15,259
2.000%, 03/09/2015	7,835	7,971
New York Life Global Funding
0.284%, 09/19/2014 Δ ■	95,235	95,270
Nordea Bank AB
3.700%, 11/13/2014 ■	11,435	11,696
Skandinaviska Enskilda Banken/Cayman Islands Branch – Time Deposit
0.060%, 03/03/2014	150,000	150,000
Svenska Handelsbanken
0.264%, 08/15/2014 Δ ■	65,000	65,000
Wells Fargo Bank
0.293%, 03/13/2015 Δ	20,000	20,000
Westpac Banking
0.977%, 03/31/2014 ■	25,000	25,016
0.400%, 02/27/2015 Δ ■	35,750	35,750
4.200%, 02/27/2015	16,556	17,191
Total Other Notes
(Cost $1,034,003)		1,034,003
Variable Rate Demand Notes Δ – 6.5%
Arizona Board of Regents, State University System, Series 2008B (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	12,700	12,700
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series 2008A (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	10,000	10,000
Ascension Parish, Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.040%, 03/07/2014	8,700	8,700
California Health Facilities Finance Authority, Catholic Healthcare, Series 1988B (INS: NATL) (LOC: JPMorgan Chase Bank)
0.080%, 03/07/2014	12,800	12,800
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.020%, 03/07/2014	10,000	10,000
Clark County, Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.030%, 03/07/2014	21,200	21,200

FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Clark County, Airport System Revenue, Series 2011B-2 (AMT) (LOC: Royal Bank of Canada)
0.040%, 03/07/2014	$10,000	$10,000
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.050%, 03/07/2014	7,920	7,920
Des Moines, Methodist System, Series 1985 (LOC Wells Fargo Bank)
0.040%, 03/07/2014	23,000	23,000
Elmhurst Joint Commission Accreditation of Healthcare Organizations, Series 1988 (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	5,685	5,685
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)
0.030%, 03/07/2014	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.030%, 03/07/2014	3,900	3,900
Gulf Coast Texas Industrial Development Authority, ExxonMobil Project, Series 2012
0.020%, 03/03/2014	42,200	42,200
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.030%, 03/07/2014	7,200	7,200
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.030%, 03/07/2014	10,100	10,100
Illinois Educational Facilities Authority, Series 1999 (LOC: JPMorgan Chase Bank)
0.030%, 03/07/2014	18,800	18,800
Illinois Finance Authority, Dominican University, Series 2006 (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	12,900	12,900
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	8,500	8,500
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.030%, 03/07/2014	8,160	8,160
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008G (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	10,450	10,450
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	8,000	8,000
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014	2,760	2,760
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.090%, 03/07/2014	2,830	2,830

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.040%, 03/07/2014	$29,205	$29,205
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	7,000	7,000
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare, Allina Healthcare, Series 2008C-1 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014	7,275	7,275
Minnesota Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.160%, 03/07/2014	6,930	6,930
Minnesota Office of Higher Education, Series 2012B (AMT) (LOC: Royal Bank of Canada)
0.030%, 03/07/2014	57,000	57,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.030%, 03/03/2014	1,280	1,280
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.030%, 03/03/2014	23,350	23,350
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.030%, 03/07/2014	2,400	2,400
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia – New Zealand Banking Group)
0.030%, 03/07/2014	4,810	4,810
New York State Energy Research & Development Authority, Consolidated Edison Company of New York, Series 2010A (AMT) (LOC: Scotia Bank)
0.040%, 03/07/2014	9,350	9,350
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.060%, 03/07/2014	5,800	5,800
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.020%, 03/07/2014	14,900	14,900
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.020%, 03/07/2014	26,000	26,000
North Broward Florida Hospital District (INS: NATL) (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	21,085	21,085
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	18,100	18,100
Ohio State Higher Educational Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.030%, 03/07/2014	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.030%, 03/07/2014	4,455	4,455

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR/SHARES	VALUE >
Philadelphia Airport Revenue,
Series 2005C-1 (AMT) (LOC: TD Bank) 0.040%, 03/07/2014	$12,700	$12,700
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.030%, 03/07/2014	5,325	5,325
Southern California, Public Power Authority, Magnolia Power Project, Series 2009A-2 (LOC: Wells Fargo Bank)
0.020%, 03/07/2014	58,960	58,960
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	14,250	14,250
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Healthcare System Project, Series 2011E (LOC: Wells Fargo Bank)
0.030%, 03/07/2014	14,715	14,715
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.030%, 03/03/2014	8,610	8,610
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.030%, 03/07/2014	13,500	13,500
Wisconsin Health and Educational Facilities Authority, Indian Community School, Series 2007 (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014	28,700	28,700
Total Variable Rate Demand Notes (Cost $696,655)		696,655
Treasury Debt – 5.3%
U.S. Treasury Notes
0.250%, 04/30/2014	30,000	30,005
1.875%, 04/30/2014	60,000	60,170
4.750%, 05/15/2014	100,000	100,942
0.125%, 07/31/2014	25,000	25,000
0.500%, 08/15/2014	30,000	30,048
4.250%, 08/15/2014	230,000	234,319
2.375%, 10/31/2014	30,000	30,450
4.250%, 11/15/2014	40,000	41,159
2.375%, 02/28/2015	25,000	25,558
Total Treasury Debt (Cost $577,651)		577,651
Government Agency Debt – 3.2%
Federal Home Loan Bank
0.140%, 04/15/2014 Δ	35,000	34,999
0.127%, 06/05/2014 Δ	75,000	74,996
0.125%, 06/17/2014 Δ	50,000	49,997
0.135%, 06/27/2014 Δ	75,000	74,997
0.220%, 09/24/2014	25,000	25,000
0.240%, 01/21/2015	35,000	35,000
0.133%, 09/08/2015 Δ	50,000	49,989
Total Government Agency Debt (Cost $344,978)		344,978
Investment Companies Ω – 2.7%
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	183,333,000	183,333
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.056%	108,339,000	108,339
Total Investment Companies (Cost $291,672)		291,672

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreement – 2.8%
Bank of Nova Scotia
0.060%, dated 02/28/2014, matures 03/03/2014, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,000) (Cost $300,000)	$300,000	$300,000
Treasury Repurchase Agreements – 7.9%
Credit Agricole Corporate & Investment Bank
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $483,149 (collateralized by U.S. Treasury obligations: Total market value $492,929)	483,147	483,147
Federal Reserve Bank of New York
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $375,002 (collateralized by U.S. Treasury obligations: Total market value $375,002)	375,000	375,000
Total Treasury Repurchase Agreements (Cost $858,147)		858,147
Other Repurchase Agreements – 7.5%
BNP Paribas Securities Corp
0.210%, dated 02/28/2014, matures 04/04/2014, repurchase price $120,025 (collateralized by various securities: Total market value $126,000) ∞	120,000	120,000
Deutsche Bank Securities Inc.
0.190%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,002 (collateralized by various securities: Total market value $105,000)	100,000	100,000
HSBC Securities (USA) Inc.
0.160%, dated 02/28/2014, matures 03/03/2014, repurchase price $33,500 (collateralized by various securities: Total market value $34,801)	33,500	33,500
ING Financial Markets LLC
0.160%, dated 02/28/2014, matures 03/03/2014, repurchase price $200,003 (collateralized by various securities: Total market value $210,001)	200,000	200,000
JP Morgan Securities LLC
0.290%, dated 02/28/2014, matures 04/04/2014, repurchase price $150,042 (collateralized by various securities: Total market value $157,502) ∞	150,000	150,000
SG Americas Securities LLC
0.210%, dated 02/28/2014, matures 03/03/2014, repurchase price $205,004 (collateralized by various securities: Total market value $215,250)	205,000	205,000
Total Other Repurchase Agreements (Cost $808,500)		808,500
Total Investments – ▲ 101.0% (Cost $10,897,455)		10,897,455
Other Assets and Liabilities, Net – (1.0)%		(108,770)
Total Net Assets – 100.0%		$10,788,685

FIRST AMERICAN   FUNDS 2014 SEMIANNUAL REPORT      11

Schedule of Investments	February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2014.
■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2014, the value of these investments was $2,809,473 or 26.0% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2014.
∞	Security considered illiquid. As of February 28, 2014, the value of these investments was $270,000 or 2.5% of total net assets. See note 2 in notes to Financial Statements.
▲

On February 28, 2014, the cost of investments for federal income tax purposes was approximately $10,897,455. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT – Alternative Minimum Tax. As of February 28, 2014, the total value of securities subject to AMT was $97,680 or 0.9% of total net assets.
FHLB – Federal Home Loan Bank
INS – Insured
LOC – Letter of Credit
NATL – National Public Finance Guarantee Corporation
SPA – Standby Purchase Agreement

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 102.4%
Alabama – 0.6%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia – New Zealand Banking Group)
0.030%, 03/07/2014 Δ	$4,765	$4,765
Alaska – 1.4%
Valdez Marine Terminal, Exxon Pipeline Company Project, Series 1993A
0.030%, 03/03/2014 Δ	1,270	1,270
Valdez Marine Terminal, Exxon Pipeline Company Project, Series 1993B
0.030%, 03/03/2014 Δ	8,745	8,745
Valdez Marine Terminal, Exxon Pipeline Company Project, Series 1993C
0.030%, 03/03/2014 Δ	290	290
		10,305
Arizona – 0.9%
Arizona Unemployment Insurance Tax Anticipation Notes, Series 2013B
1.500%, 05/21/2014	6,700	6,720
Colorado – 6.4%
City and County of Denver, Series 2013A (General Obligation)
5.000%, 08/01/2014	15,750	16,069
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.040%, 03/07/2014 Δ	9,245	9,245
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.050%, 03/07/2014 Δ	20,755	20,755
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	1,460	1,460
		47,529
Connecticut – 1.3%
Connecticut Health & Educational Facilities Authority, Yale University, Series V-1
0.020%, 03/03/2014 Δ	4,905	4,905
Connecticut Health & Educational Facilities Authority, Yale University, Series X-2
0.020%, 03/07/2014 Δ	4,520	4,520
		9,425
Delaware – 2.1%
Delaware State, Series 2014 (General Obligation)
5.000%, 03/01/2015	15,000	15,718
District of Columbia – 2.6%
District of Columbia, Series 1998A (LOC: PNC Bank)
0.030%, 03/07/2014 Δ	15,955	15,955
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	3,240	3,240
		19,195

The accompanying notes are an integral part of the financial statements.

12      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Florida – 1.7%
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.040%, 03/07/2014 Δ	$8,545	$8,545
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	4,500	4,500
		13,045
Illinois – 13.0%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.030%, 03/03/2014 Δ	12,500	12,500
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.030%, 03/03/2014 Δ	12,305	12,305
Cook County, Series 2002B (General Obligation) (SPA: Bank of New York Mellon)
0.100%, 03/07/2014 Δ	26,100	26,100
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.040%, 03/07/2014 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.040%, 03/07/2014 Δ	6,255	6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.040%, 03/07/2014 Δ	3,000	3,000
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.040%, 03/07/2014 Δ	9,000	9,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.040%, 03/07/2014 Δ	12,100	12,100
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.030%, 03/07/2014 Δ	4,000	4,000
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.050%, 03/07/2014 Δ	8,125	8,125
		96,885
Iowa – 0.2%
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	1,240	1,240
Kentucky – 1.3%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014 Δ	3,100	3,100
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.050%, 03/07/2014 Δ	6,390	6,390
		9,490

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Louisiana – 5.0%
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.040%, 03/07/2014 Δ	$17,190	$17,190
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.180%, 03/07/2014 Δ	20,000	20,000
		37,190
Maine – 1.3%
County of Cumberland Tax Anticipation Notes, Series 2014 (General Obligation)
1.000%, 11/14/2014	10,000	10,059
Maryland – 4.4%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	5,625	5,625
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014 Δ	21,450	21,450
Washington County, County Commissioners, LSN/TLS Obligated Group Project, Series 2003E (LOC: PNC Bank)
0.030%, 03/07/2014 Δ	5,800	5,800
		32,875
Michigan – 2.7%
Board of Trustees of Michigan State University (Commercial Paper)
0.070%, 04/02/2014	20,000	20,000
Minnesota – 6.1%
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS:FNMA)
0.030%, 03/07/2014 Δ	8,150	8,150
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.030%, 03/07/2014 Δ	14,505	14,505
University of Minnesota (Commercial Paper)
0.070%, 03/04/2014	9,000	9,000
0.070%, 03/04/2014	13,750	13,750
		45,405
Mississippi – 3.3%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009B
0.030%, 03/03/2014 Δ	2,925	2,925
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009G
0.030%, 03/03/2014 Δ	200	200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.030%, 03/03/2014 Δ	5,410	5,410
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.030%, 03/03/2014 Δ	2,720	2,720

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       13

Schedule of Investments	February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010L
0.030%, 03/03/2014 Δ	$2,290	$2,290
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotia Bank)
0.030%, 03/07/2014 Δ	11,425	11,425
		24,970
Missouri – 3.3%
Missouri Health & Educational Facilities, Saint Louis University, Series 2008A-2 (LOC: Wells Fargo Bank)
0.030%, 03/03/2014 Δ	2,145	2,145
University of Missouri (Commercial Paper)
0.070%, 04/02/2014	22,500	22,500
		24,645
New Jersey – 3.3%
Camden County Improvement Authority, The Cooper Health System, Series 2004B (LOC: TD Bank)
0.030%, 03/07/2014 Δ	13,435	13,435
New Jersey Health Care Facilities Financing Authority, Virtua Health, Series 2004 (LOC: Wells Fargo Bank)
0.020%, 03/07/2014 Δ	11,150	11,150
		24,585
New York – 5.1%
Monroe County Industrial Development Agency, Monroe Community College Association, Series 2002A (LOC: JPMorgan Chase Bank)
0.030%, 03/07/2014 Δ	11,300	11,300
New York City Health & Hospital Corporation, Series 2008C (LOC: TD Bank)
0.020%, 03/07/2014 Δ	9,300	9,300
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (AMBAC) (LOC: Wachovia Bank)
0.100%, 03/07/2014 Δ	13,700	13,700
New York State Housing Finance Agency, Gotham West Housing, 2011 Series A-2 (LOC: Wells Fargo Bank)
0.020%, 03/07/2014 Δ	3,890	3,890
		38,190
North Carolina – 3.0%
Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.040%, 03/07/2014 Δ	1,890	1,890
North Carolina Capital Facilities Finance Agency, Campbell University, Series 2009 (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	5,220	5,220
North Carolina Capital Facilities Finance Agency, Educational Facilities, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	5,500	5,500
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	6,610	6,610

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	$3,075	$3,075
		22,295
Ohio – 5.3%
Akron Income Tax Revenue, Series 2013
1.000%, 11/12/2014	4,185	4,206
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.030%, 03/07/2014 Δ	12,965	12,965
Cuyahoga County Hospital, Metro Health System, Series 2005 (LOC: PNC Bank)
0.030%, 03/07/2014 Δ	12,900	12,900
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.030%, 03/07/2014 Δ	2,000	2,000
Lucas County, Series 2013 (General Obligation)
1.000%, 07/16/2014	2,700	2,707
State of Ohio, Series 2013B (General Obligation)
1.000%, 06/15/2014	4,380	4,390
		39,168
Pennsylvania – 1.2%
Butler County, North Allegheny School District, Series 2011B (SPA: PNC Bank)
0.040%, 03/07/2014 Δ	9,170	9,170
Rhode Island – 2.3%
Rhode Island Health & Educational Building, Higher Education Facilities, Brown University, Series 2005A
0.020%, 03/07/2014 Δ	12,730	12,730
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.100%, 03/07/2014 Δ	4,225	4,225
		16,955
South Carolina – 2.6%
Lexington & Richland County School District, Series 2013 (General Obligation)
1.500%, 03/03/2014	12,000	12,001
Mount Pleasant Waterworks and Sewer System, Series 2005B (SPA: Bank of America)
0.050%, 03/07/2014 Δ	7,085	7,085
		19,086
Tennessee – 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.030%, 03/07/2014 Δ	1,400	1,400
Texas – 7.2%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.050%, 03/07/2014 Δ	5,000	5,000
Birdville Independent School District, Unlimited Tax Refund Bonds, Series 2014 (General Obligation)
3.000%, 02/15/2015	2,275	2,336
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.100%, 03/07/2014 Δ	4,300	4,300

The accompanying notes are an integral part of the financial statements.

14      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Lower Neches Valley Authority, Industrial Development Corporation, Exxon Mobil Project, Series 2001A
0.030%, 03/03/2014 Δ	$1,995	$1,995
State of Texas, Series 2013
2.000%, 08/28/2014	24,390	24,610
University of Texas (Commercial Paper)
0.070%, 04/02/2014	15,316	15,316
		53,557
Vermont – 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.060%, 03/07/2014 Δ	7,855	7,855
Virginia – 3.3%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.040%, 03/07/2014 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.020%, 03/07/2014 Δ	5,670	5,670
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.090%, 03/07/2014 Δ	7,200	7,200
		24,870
Washington – 6.0%
Washington Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.030%, 03/03/2014 Δ	24,875	24,875
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC Wells Fargo Bank)
0.040%, 03/07/2014 Δ	10,100	10,100
Washington State Housing Finance Commission, Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	4,470	4,470
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.040%, 03/07/2014 Δ	4,900	4,900
		44,345

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
West Virginia – 0.4%
Charleston Parking Facility, Charleston Town Center Parking, Series 1996A (LOC: Branch Banking & Trust)
0.150%, 03/07/2014 Δ	$3,120	$3,120
Wisconsin – 2.1%
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.040%, 03/07/2014 Δ	11,555	11,555
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries North Center, Series 2008 (LOC: Wells Fargo Bank)
0.040%, 03/07/2014 Δ	3,820	3,820
		15,375
Wyoming – 1.7%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Bank of Nova Scotia)
0.040%, 03/07/2014 Δ	12,505	12,505
Total Municipal Debt (Cost $761,937)		761,937
Total Investments – ▲ 102.4% (Cost $761,937)		761,937
Other Assets and Liabilities, Net – (2.4)%		(17,571)
Total Net Assets – 100.0%		$744,366

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2014.
▲

On February 28, 2014, the cost of investments for federal income tax purposes was approximately $761,937. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC – American Municipal Bond Assurance Corporation
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
INS – Insured
LOC – Letter of Credit
SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       15

Schedule of Investments      February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 38.3%
U.S. Treasury Bill Ä
0.099%, 04/24/2014	$400,000	$399,938
U.S. Treasury Notes
1.250%, 04/15/2014	100,000	100,133
0.250%, 04/30/2014	35,000	35,006
1.875%, 04/30/2014	230,000	230,674
1.000%, 05/15/2014	735,000	736,369
4.750%, 05/15/2014	470,000	474,483
0.625%, 07/15/2014	125,000	125,235
0.125%, 07/31/2014	40,000	39,999
2.625%, 07/31/2014	200,000	202,127
0.500%, 08/15/2014	65,000	65,111
4.250%, 08/15/2014	370,000	376,937
2.375%, 10/31/2014	90,000	91,335
4.250%, 11/15/2014	40,000	41,159
2.375%, 02/28/2015	75,000	76,674
0.095%, 01/31/2016 Δ	40,000	39,996
Total Treasury Debt
(Cost $3,035,176)		3,035,176

Treasury Repurchase Agreements – 61.5%
Barclays Capital Inc.
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $200,001 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Credit Agricole Corporate & Investment Bank
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $879,842 (collateralized by U.S. Treasury obligations: Total market value $897,407)	879,838	879,838
Credit Suisse Securities (USA) LLC
0.040%, dated 02/28/2014, matures 03/03/2014, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,001)	50,000	50,000
Deutsche Bank Securities Inc.
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
Federal Reserve Bank of New York
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $2,000,008 (collateralized by U.S. Treasury obligations: Total market value $2,000,008)	2,000,000	2,000,000

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,002)	$100,000	$100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.040%, dated 02/28/2014, matures 03/03/2014, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
SG Americas Securities LLC
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.040%, dated 02/25/2014, matures 03/04/2014, repurchase price $700,005 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
TD Securities (USA) LLC
0.050%, dated 02/28/2014, matures 03/03/2014, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Total Treasury Repurchase Agreements (Cost $4,879,838)		4,879,838
Total Investments – ▲ 99.8% (Cost $7,915,014)		7,915,014
Other Assets and Liabilities, Net – 0.2%		12,645
Total Net Assets – 100.0%		$7,927,659

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Ä	Rate shown is effective yield as of February 28, 2014.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2014.
▲

On February 28, 2014, the cost of investments for federal income tax purposes was approximately $7,915,014. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

16      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 99.9%
U.S. Treasury Bills Ä
0.032%, 03/06/2014	$68,305	$68,304
0.043%, 03/13/2014	47,047	47,046
0.044%, 03/20/2014	47,514	47,513
0.036%, 03/27/2014	37,714	37,713
0.048%, 04/03/2014	109,768	109,763
0.022%, 04/10/2014	104,518	104,515
0.038%, 04/17/2014	27,653	27,652
0.050%, 04/24/2014	54,348	54,344
0.044%, 05/08/2014	59,998	59,993
0.039%, 05/29/2014	20,136	20,134
0.074%, 08/21/2014	10,576	10,572
U.S. Treasury Notes
1.250%, 03/15/2014	2,444	2,445
1.750%, 03/31/2014	19,731	19,759
1.250%, 04/15/2014	35,000	35,050
0.250%, 04/30/2014	19,506	19,512
1.875%, 04/30/2014	101,665	101,967
1.000%, 05/15/2014	408	409
4.750%, 05/15/2014	7,000	7,067
0.250%, 05/31/2014	34,101	34,114
2.250%, 05/31/2014	20,191	20,299
0.625%, 07/15/2014	1,000	1,002
4.250%, 08/15/2014	8,807	8,974
2.375%, 10/31/2014	7,500	7,612
0.095%, 01/31/2016	10,000	9,999
Total Treasury Debt (Cost $855,758)		855,758
Total Investments – ▲ 99.9% (Cost $855,758)		855,758
Other Assets and Liabilities, Net – 0.1%		1,254
Total Net Assets – 100.0%		$857,012

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Ä	Rate shown is effective yield as of February 28, 2014.
▲

On February 28, 2014, the cost of investments for federal income tax purposes was approximately $855,758. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      17

Statements of Assets and Liabilities	February 28, 2014 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments, in securities, at value † (note 2)	$10,037,571	$8,930,808	$761,937	$3,035,176	$855,758
Investments purchased with proceeds from securities lending, at value (note 2)	73,929	—	—	—	—
Repurchase agreements, at value (note 2)	7,137,015	1,966,647	—	4,879,838	—
Cash	1	—	5	1	1
Receivable for interest	9,514	5,914	508	13,004	1,286
Receivable for capital shares sold	42	315	—	—	—
Prepaid expenses and other assets	104	102	26	47	25
Total assets	17,258,176	10,903,786	762,476	7,928,066	857,070
LIABILITIES:
Dividends payable	78	133	—	—	—
Payable for investments purchased	49,988	113,201	18,054	—	—
Payable upon return of securities loaned (note 2)	73,929	—	—	—	—
Payable for capital shares redeemed	1	450	—	—	—
Payable to affiliates (note 3)	996	1,285	20	368	21
Payable for director’s fees	1	1	1	1	1
Accrued expenses and other liabilities	35	31	35	38	36
Total liabilities	125,028	115,101	18,110	407	58
Net assets	$17,133,148	$10,788,685	$744,366	$7,927,659	$857,012
COMPOSITION OF NET ASSETS:
Portfolio capital	$17,133,370	$10,788,734	$744,366	$7,928,034	$857,018
Undistributed (distributions in excess of) net investment income	(23)	(9)	—	—	—
Accumulated net realized loss on investments (note 2)	(199)	(40)	—	(375)	(6)
Net assets	$17,133,148	$10,788,685	$744,366	$7,927,659	$857,012
Class A:
Net assets	$231,907	$1,267,628	$114,974	$409,844	$27,046
Shares issued and outstanding ($0.01 par value - 5 billion authorized*)	231,909	1,267,793	115,001	409,859	27,040
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,019,410	$1,172,939	$43,056	$1,592,887	$229,852
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	3,019,413	1,172,836	43,053	1,593,065	229,833
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$591,289	$—	$—	$—
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	—	591,364	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,918,767	$3,179,440	$465,364	$2,517,128	$302,093
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	5,918,839	3,179,443	465,338	2,517,313	302,061
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$6,215,514	$4,313,896	$101,170	$2,526,431	$210,127
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	6,215,439	4,314,008	101,150	2,526,531	210,114
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,747,550	$263,493	$19,802	$747,246	$87,894
Shares issued and outstanding
($0.01 par value - 20 billion authorized)	1,747,525	263,311	19,803	747,180	87,884
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$134,123	$—
Shares issued and outstanding ($0.01 par value - 5 billion authorized)	—	—	—	134,176	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00	$—
† Including securities loaned, at value	$72,451	$—	$—	$—	$—
* 20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

18      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Statements of Operations	For the six-month period ended February 28, 2014 (unaudited), all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$7,660	$9,399	$297	$2,972	$211
Securities lending income (note 2)	2	2	—	11	—
Total investment income	7,662	9,401	297	2,983	211
EXPENSES (note 3):
Investment advisory fees	8,044	5,131	351	4,013	422
Administration fees and expenses	10,828	7,199	497	5,468	576
Transfer agent fees and expenses	65	88	64	74	64
Custodian fees	402	257	18	201	21
Legal fees	18	20	18	18	18
Audit fees	24	24	24	24	24
Registration fees	10	24	19	13	8
Postage and printing fees	133	85	5	65	6
Directors’ fees	36	36	36	36	36
Other expenses	88	91	40	68	44
Distribution and shareholder servicing (12b-1) fees:
Class A	336	1,560	116	483	36
Class D	2,062	685	37	1,261	152
Reserve Class	—	—	—	360	—
Shareholder servicing (non 12b-1) fees:
Class A	336	1,560	116	483	36
Class D	3,437	1,142	61	2,101	254
Class I	—	581	—	—	—
Class Y	7,300	4,029	558	3,249	389
Reserve Class	—	—	—	180	—
Institutional Investor Class	815	133	8	313	40
Total expenses	33,934	22,645	1,968	18,410	2,126
Less: Fee waivers (note 3)	(26,756)	(14,066)	(1,671)	(15,427)	(1,915)
Total net expenses	7,178	8,579	297	2,983	211
Investment income – net	484	822	—	—	—
Net realized gain (loss) on investments	27	(2)	—	18	(6)
Net increase (decrease) in net assets resulting from operations	$511	$820	$—	$18	$(6)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      19

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund
	Six Month Period Ended 2/28/2014 (unaudited)	Year Ended 8/31/2013	Six Month Period Ended 2/28/2014 (unaudited)	Year Ended 8/31/2013
OPERATIONS:
Investment income – net	$484	$2,568	$822	$1,426
Net realized gain (loss) on investments	27	119	(2)	106
Net increase (decrease) in net assets resulting from operations	511	2,687	820	1,532
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(8)	(46)	(100)	(1)
Class D	(83)	(420)	(73)	(1)
Class I	—	—	(47)	(1)
Class Y	(176)	(859)	(258)	(3)
Class Z	(168)	(976)	(323)	(1,420)
Institutional Investor Class	(49)	(267)	(21)	—
Reserve Class	—	—	—	—
Total distributions	(484)	(2,568)	(822)	(1,426)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	425,764	1,325,811	1,028,442	2,346,094
Reinvestment of distributions	2	6	74	—
Payments for redemptions	(439,642)	(1,327,576)	(1,046,721)	(2,148,922)
Increase (decrease) in net assets from Class A transactions	(13,876)	(1,759)	(18,205)	197,172
Class D:
Proceeds from sales	3,912,637	9,102,323	1,374,079	1,882,046
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(3,714,824)	(8,984,625)	(973,841)	(1,971,484)
Increase (decrease) in net assets from Class D transactions	197,813	117,698	400,238	(89,438)
Class I:
Proceeds from sales	—	—	1,740,626	4,809,946
Reinvestment of distributions	—	—	1	—
Payments for redemptions	—	—	(1,732,868)	(5,350,537)
Increase (decrease) in net assets from Class I transactions	—	—	7,759	(540,591)
Class Y:
Proceeds from sales	12,783,035	30,544,956	11,185,214	29,509,854
Reinvestment of distributions	29	89	32	—
Payments for redemptions	(13,285,443)	(28,855,692)	(11,318,118)	(29,327,606)
Increase (decrease) in net assets from Class Y transactions	(502,379)	1,689,353	(132,872)	182,248
Class Z:
Proceeds from sales	26,608,376	56,009,133	14,623,593	31,858,963
Reinvestment of distributions	31	128	31	187
Payments for redemptions	(26,490,869)	(57,512,785)	(14,260,910)	(32,684,557)
Increase (decrease) in net assets from Class Z transactions	117,538	(1,503,524)	362,714	(825,407)
Institutional Investor Class:
Proceeds from sales	2,498,439	7,783,103	1,140,589	3,444,182
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(2,367,512)	(7,346,681)	(1,132,858)	(3,440,707)
Increase (decrease) in net assets from Institutional Investor Class transactions	130,927	436,422	7,731	3,475
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(69,977)	738,190	627,365	(1,072,541)
Total increase (decrease) in net assets	(69,950)	738,309	627,363	(1,072,435)
Net assets at beginning of the period	17,203,098	16,464,789	10,161,322	11,233,757
Net assets at end of the period	$17,133,148	$17,203,098	$10,788,685	$10,161,322
Undistributed (distributions in excess of) net investment income	$(23)	$(23)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

20      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Six Month Period Ended 2/28/2014 (unaudited)	Year Ended 8/31/2013	Six Month Period Ended 2/28/2014 (unaudited)	Year Ended 8/31/2013	Six Month Period Ended 2/28/2014 (unaudited)	Year Ended 8/31/2013

$—	$1	$—	$8	$—	$—
—	—	18	198	(6)	13
—	1	18	206	(6)	13

—	—	—	—	—	—
—	—	—	—	—	(1)
—	—	—	—	—	—
—	—	—	—	—	(1)
—	(1)	—	(8)	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	(1)	—	(8)	—	(2)

112,548	100,392	435,868	1,367,815	1,049,469	1,195,111
—	—	—	—	—	—
(56,145)	(131,035)	(427,753)	(1,436,781)	(1,053,541)	(1,181,734)
56,403	(30,643)	8,115	(68,966)	(4,072)	13,377

87,876	132,448	2,098,295	4,572,335	290,223	685,778
—	—	—	—	—	—
(103,818)	(121,775)	(2,400,449)	(4,788,328)	(241,490)	(701,570)
(15,942)	10,673	(302,154)	(215,993)	48,733	(15,792)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

483,327	1,009,946	4,219,756	11,158,962	2,395,380	1,310,303
—	—	—	—	—	—
(423,250)	(990,966)	(4,439,481)	(12,094,092)	(2,383,409)	(1,311,988)
60,077	18,980	(219,725)	(935,130)	11,971	(1,685)

284,334	611,976	6,816,496	17,646,270	628,642	939,205
—	—	—	1	—	—
(273,358)	(585,852)	(6,876,429)	(19,243,404)	(581,749)	(836,168)
10,976	26,124	(59,933)	(1,597,133)	46,893	103,037

114,788	357,903	1,025,316	2,112,412	114,418	170,935
—	—	—	—	—	—
(100,972)	(377,335)	(888,566)	(2,114,267)	(63,516)	(152,547)
13,816	(19,432)	136,750	(1,855)	50,902	18,388

—	—	174,154	394,093	—	—
—	—	—	—	—	—
—	—	(185,444)	(426,931)	—	—
—	—	(11,290)	(32,838)	—	—
125,330	5,702	(448,237)	(2,851,915)	154,427	117,325
125,330	5,702	(448,219)	(2,851,717)	154,421	117,336
619,036	613,334	8,375,878	11,227,595	702,591	585,255
$744,366	$619,036	$7,927,659	$8,375,878	$857,012	$702,591
$—	$—	$—	$—	$—	$—

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT       21

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[4]	Net Assets End of Period (000)
Government Obligations Fund
Class A
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.00%	$231,907
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	245,783
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	247,540
2011[2]	1.00	—		—	1.00	0.00	217,973
2010[2]	1.00	—		—	1.00	0.00	295,439
2009[2]	1.00	0.004		(0.004)	1.00	0.36	530,312
Class D
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.00%	$3,019,410
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	2,821,593
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	2,703,874
2011[2]	1.00	—		—	1.00	0.00	2,176,148
2010[2]	1.00	—		—	1.00	0.00	2,525,955
2009[2]	1.00	0.004		(0.004)	1.00	0.44	2,973,885
Class Y
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.00%	$5,918,767
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	6,421,137
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	4,731,744
2011[2]	1.00	—		—	1.00	0.00	3,843,620
2010[2]	1.00	—		—	1.00	0.00	5,141,352
2009[2]	1.00	0.005		(0.005)	1.00	0.55	6,837,427
Class Z
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.00%	$6,215,514
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	6,097,966
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	7,601,448
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	5,699,924
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.04	4,292,577
2009[2]	1.00	0.008		(0.008)	1.00	0.79	8,402,541
Institutional Investor Class
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.00%	$1,747,550
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	1,616,619
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	1,180,183
2011[2]	1.00	—		—	1.00	0.00	1,217,032
2010[2]	1.00	—		—	1.00	0.00	1,082,835
2009[2]	1.00	0.007		(0.007)	1.00	0.69	2,875,035

[1]	For the six-month period ended February 28, 2014 (unaudited). All ratios for the period have been annualized, except total return.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

22      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.09%	0.01%	0.79%	(0.69)%
0.14	0.02	0.80	(0.64)
0.15	0.01	0.79	(0.63)
0.20	0.00	0.79	(0.59)
0.27	0.00	0.78	(0.51)
0.67	0.31	0.79	0.19

0.09%	0.01%	0.65%	(0.55)%
0.14	0.02	0.65	(0.49)
0.16	0.01	0.65	(0.48)
0.20	0.00	0.64	(0.44)
0.27	0.00	0.63	(0.36)
0.59	0.40	0.65	0.34

0.09%	0.01%	0.49%	(0.39)%
0.14	0.02	0.50	(0.34)
0.16	0.01	0.50	(0.33)
0.20	0.00	0.49	(0.29)
0.27	0.00	0.48	(0.21)
0.48	0.52	0.50	0.50

0.09%	0.01%	0.24%	(0.14)%
0.14	0.02	0.24	(0.08)
0.16	0.01	0.25	(0.08)
0.19	0.01	0.25	(0.05)
0.23	0.05	0.23	0.05
0.24	0.59	0.24	0.59

0.09%	0.01%	0.34%	(0.24)%
0.14	0.02	0.34	(0.18)
0.15	0.01	0.34	(0.18)
0.20	0.00	0.34	(0.14)
0.27	0.01	0.33	(0.05)
0.34	0.49	0.34	0.49

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      23

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[4]	Net Assets End of Period (000)
Prime Obligations Fund
Class A
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$1,267,628
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,285,833
2012[2]	1.00	—		—	1.00	0.00	1,088,649
2011[2]	1.00	—		—	1.00	0.00	1,149,814
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,324,087
2009[2]	1.00	0.007		(0.007)	1.00	0.67	1,676,718
Class D
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$1,172,939
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	772,701
2012[2]	1.00	—		—	1.00	0.00	862,131
2011[2]	1.00	—		—	1.00	0.00	1,085,626
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,513,140
2009[2]	1.00	0.008		(0.008)	1.00	0.79	2,473,134
Class I
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$591,289
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	583,529
2012[2]	1.00	—		—	1.00	0.00	1,124,114
2011[2]	1.00	—		—	1.00	0.00	1,251,541
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,633,364
2009[2]	1.00	0.010		(0.010)	1.00	0.98	5,275,495
Class Y
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$3,179,440
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	3,312,313
2012[2]	1.00	—		—	1.00	0.00	3,130,035
2011[2]	1.00	—		—	1.00	0.00	3,374,744
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	3,741,060
2009[2]	1.00	0.009		(0.009)	1.00	0.92	7,249,566
Class Z
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$4,313,896
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.03	3,951,184
2012[2]	1.00	0.001		(0.001)	1.00	0.06	4,776,543
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.07	5,649,257
2010[2]	1.00	0.001		(0.001)	1.00	0.10	9,608,076
2009[2]	1.00	0.012		(0.012)	1.00	1.18	13,745,864
Institutional Investor Class
2014[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00	0.01%	$263,493
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	255,762
2012[2]	1.00	—		—	1.00	0.00	252,285
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	423,613
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.02	925,862
2009[2]	1.00	0.011		(0.011)	1.00	1.08	1,693,975

[1]	For the six-month period ended February 28, 2014 (unaudited). All ratios for the period have been annualized, except total return.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.17%	0.02%	0.80%	(0.61)%
0.23	0.00	0.80	(0.57)
0.26	0.00	0.80	(0.54)
0.30	0.00	0.79	(0.49)
0.33	0.00	0.78	(0.45)
0.76	0.71	0.81	0.66

0.17%	0.02%	0.65%	(0.46)%
0.23	0.00	0.65	(0.42)
0.26	0.00	0.65	(0.39)
0.30	0.00	0.64	(0.34)
0.34	0.00	0.64	(0.30)
0.64	0.71	0.66	0.69

0.17%	0.02%	0.45%	(0.26)%
0.23	0.00	0.45	(0.22)
0.26	0.00	0.45	(0.19)
0.30	0.00	0.44	(0.14)
0.34	0.00	0.43	(0.09)
0.45	0.81	0.46	0.80

0.17%	0.02%	0.50%	(0.31)%
0.23	0.00	0.50	(0.27)
0.26	0.00	0.50	(0.24)
0.30	0.00	0.49	(0.19)
0.34	0.00	0.48	(0.14)
0.51	0.89	0.51	0.89

0.17%	0.02%	0.25%	(0.06)%
0.20	0.03	0.25	(0.02)
0.20	0.06	0.25	0.01
0.23	0.07	0.24	0.06
0.23	0.10	0.23	0.10
0.25	1.03	0.26	1.02

0.17%	0.02%	0.35%	(0.16)%
0.23	0.00	0.35	(0.12)
0.26	0.00	0.35	(0.09)
0.31	0.00	0.35	(0.04)
0.31	0.03	0.33	0.01
0.35	0.95	0.36	0.94

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      25

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[4]	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
2014[1]	$1.00	$—		$—	$1.00	0.00%	$114,974
2013[2]	1.00	—		—	1.00	0.00	58,571
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	89,213
2011[2]	1.00	—		—	1.00	0.00	71,532
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	74,301
2009[2]	1.00	0.004		(0.004)	1.00	0.47	124,530
Class D
2014[1]	$1.00	$—		$—	$1.00	0.00%	$43,056
2013[2]	1.00	—		—	1.00	0.00	58,998
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	48,324
2011[2]	1.00	—		—	1.00	0.00	33,470
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	28,380
2009[2]	1.00	0.005		(0.005)	1.00	0.52	48,884
Class Y
2014[1]	$1.00	$—		$—	$1.00	0.00%	$465,364
2013[2]	1.00	—		—	1.00	0.00	405,287
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	386,307
2011[2]	1.00	—		—	1.00	0.00	501,167
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	573,858
2009[2]	1.00	0.006		(0.006)	1.00	0.59	753,405
Class Z
2014[1]	$1.00	$—		$—	$1.00	0.00%	$101,170
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	90,194
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	64,071
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	104,254
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.03	348,256
2009[2]	1.00	0.008		(0.008)	1.00	0.80	731,472
Institutional Investor Class
2014[1]	$1.00	$—		$—	$1.00	0.00%	$19,802
2013[2]	1.00	—		—	1.00	0.00	5,986
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	25,419
2011[2]	1.00	—		—	1.00	0.00	19,030
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.01	12,445
2009[2]	1.00	0.007		(0.007)	1.00	0.70	15,211

[1]	For the six-month period ended February 28, 2014 (unaudited). All ratios for the period have been annualized, except total return.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.08%	0.00%	0.85%	(0.77)%
0.15	0.00	0.85	(0.70)
0.15	0.00	0.86	(0.71)
0.24	0.00	0.84	(0.60)
0.26	0.00	0.81	(0.55)
0.63	0.60	0.83	0.40

0.09%	0.00%	0.70%	(0.61)%
0.15	0.00	0.70	(0.55)
0.15	0.00	0.71	(0.56)
0.24	0.00	0.69	(0.45)
0.26	0.00	0.66	(0.40)
0.57	0.64	0.68	0.53

0.09%	0.00%	0.55%	(0.46)%
0.14	0.00	0.55	(0.41)
0.14	0.00	0.55	(0.41)
0.24	0.00	0.53	(0.29)
0.26	0.00	0.51	(0.25)
0.49	0.69	0.53	0.65

0.08%	0.00%	0.30%	(0.22)%
0.14	0.00	0.30	(0.16)
0.14	0.00	0.31	(0.17)
0.24	0.01	0.28	(0.03)
0.24	0.03	0.26	0.01
0.27	0.75	0.28	0.74

0.08%	0.00%	0.40%	(0.32)%
0.14	0.00	0.39	(0.25)
0.14	0.00	0.40	(0.26)
0.23	0.00	0.39	(0.16)
0.25	0.00	0.35	(0.10)
0.37	0.80	0.38	0.79

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      27

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[4]	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
2014[1]	$1.00	$—		$—	$1.00	0.00%	$409,844
2013[2]	1.00	—		—	1.00	0.00	401,727
2012[2]	1.00	—		—	1.00	0.00	470,684
2011[2]	1.00	—		—	1.00	0.00	569,907
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	868,658
2009[2]	1.00	0.001		(0.001)	1.00	0.07	940,369
Class D
2014[1]	$1.00	$—		$—	$1.00	0.00%	$1,592,887
2013[2]	1.00	—		—	1.00	0.00	1,895,037
2012[2]	1.00	—		—	1.00	0.00	2,110,985
2011[2]	1.00	—		—	1.00	0.00	2,434,904
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	2,708,770
2009[2]	1.00	0.001		(0.001)	1.00	0.11	3,411,407
Class Y
2014[1]	$1.00	$—		$—	$1.00	0.00%	$2,517,128
2013[2]	1.00	—		—	1.00	0.00	2,736,848
2012[2]	1.00	—		—	1.00	0.00	3,671,911
2011[2]	1.00	—		—	1.00	0.00	4,458,012
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	3,297,924
2009[2]	1.00	0.002		(0.002)	1.00	0.18	4,692,210
Class Z
2014[1]	$1.00	$—		$—	$1.00	0.00%	$2,526,431
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	2,586,359
2012[2]	1.00	—		—	1.00	0.00	4,183,433
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,876,278
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	1,398,900
2009[2]	1.00	0.004		(0.004)	1.00	0.36	1,926,914
Institutional Investor Class
2014[1]	$1.00	$—		$—	$1.00	0.00%	$747,246
2013[2]	1.00	—		—	1.00	0.00	610,495
2012[2]	1.00	—		—	1.00	0.00	612,335
2011[2]	1.00	—		—	1.00	0.00	574,347
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	480,749
2009[2]	1.00	0.003		(0.003)	1.00	0.28	526,060
Reserve Class
2014[1]	$1.00	$—		$—	$1.00	0.00%	$134,123
2013[2]	1.00	—		—	1.00	0.00	145,412
2012[2]	1.00	—		—	1.00	0.00	178,247
2011[2]	1.00	—		—	1.00	0.00	359,434
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	416,352
2009[2]	1.00	0.001		(0.001)	1.00	0.06	602,332

[1]	For the six-month period ended February 28, 2014 (unaudited). All ratios for the period have been annualized, except total return.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.07%	0.00%	0.79%	(0.72)%
0.13	0.00	0.79	(0.66)
0.11	0.00	0.79	(0.68)
0.17	0.00	0.79	(0.62)
0.20	0.00	0.78	(0.58)
0.53	0.09	0.79	(0.17)

0.07%	0.00%	0.64%	(0.57)%
0.13	0.00	0.64	(0.51)
0.12	0.00	0.65	(0.53)
0.17	0.00	0.65	(0.48)
0.20	0.00	0.63	(0.43)
0.50	0.15	0.64	0.01

0.07%	0.00%	0.49%	(0.42)%
0.14	0.00	0.50	(0.36)
0.12	0.00	0.50	(0.38)
0.16	0.00	0.49	(0.33)
0.20	0.00	0.48	(0.28)
0.41	0.19	0.49	0.11

0.07%	0.00%	0.24%	(0.17)%
0.14	0.00	0.25	(0.11)
0.12	0.00	0.24	(0.12)
0.16	0.00	0.24	(0.08)
0.20	0.00	0.23	(0.03)
0.23	0.38	0.24	0.37

0.07%	0.00%	0.34%	(0.27)%
0.13	0.00	0.35	(0.22)
0.12	0.00	0.35	(0.23)
0.16	0.00	0.34	(0.18)
0.20	0.00	0.33	(0.13)
0.31	0.32	0.34	0.29

0.07%	0.00%	0.99%	(0.92)%
0.13	0.00	0.99	(0.86)
0.11	0.00	1.00	(0.89)
0.17	0.00	0.99	(0.82)
0.20	0.00	0.98	(0.78)
0.56	0.08	0.99	(0.35)

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      29

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[4]	Net Assets End of Period (000)
U.S. Treasury Money Market Fund
Class A
2014[1]	$1.00	$—		$—	$1.00	0.00%	$27,046
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	31,118
2012[2]	1.00	—		—	1.00	0.00	17,741
2011[2]	1.00	—		—	1.00	0.00	21,468
2010[2]	1.00	—		—	1.00	0.00	51,490
2009[2]	1.00	0.001		(0.001)	1.00	0.08	62,194
Class D
2014[1]	$1.00	$—		$—	$1.00	0.00%	$229,852
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	181,120
2012[2]	1.00	—		—	1.00	0.00	196,910
2011[2]	1.00	—		—	1.00	0.00	91,763
2010[2]	1.00	—		—	1.00	0.00	115,634
2009[2]	1.00	0.001		(0.001)	1.00	0.12	133,882
Class Y
2014[1]	$1.00	$—		$—	$1.00	0.00%	$302,093
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	290,125
2012[2]	1.00	—		—	1.00	0.00	291,805
2011[2]	1.00	—		—	1.00	0.00	335,769
2010[2]	1.00	—		—	1.00	0.00	315,695
2009[2]	1.00	0.002		(0.002)	1.00	0.16	426,875
Class Z
2014[1]	$1.00	$—		$—	$1.00	0.00%	$210,127
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	163,235
2012[2]	1.00	—		—	1.00	0.00	60,196
2011[2]	1.00	—		—	1.00	0.00	77,775
2010[2]	1.00	—		—	1.00	0.00	97,034
2009[2]	1.00	0.003		(0.003)	1.00	0.27	237,487
Institutional Investor Class
2014[1]	$1.00	$—		$—	$1.00	0.00%	$87,894
2013[2]	1.00	0.000	[3]	(0.000)[3]	1.00	0.00	36,993
2012[2]	1.00	—		—	1.00	0.00	18,603
2011[2]	1.00	—		—	1.00	0.00	16,227
2010[2]	1.00	—		—	1.00	0.00	37,196
2009[2]	1.00	0.002		(0.002)	1.00	0.22	149,648

[1]	For the six-month period ended February 28, 2014 (unaudited). All ratios for the period have been annualized, except total return.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	Rounds to zero.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.05%	0.00%	0.84%	(0.79)%
0.07	0.00	0.84	(0.77)
0.05	0.00	0.86	(0.81)
0.12	0.00	0.85	(0.73)
0.12	0.00	0.82	(0.70)
0.44	0.11	0.77	(0.22)

0.05%	0.00%	0.69%	(0.64)%
0.08	0.00	0.70	(0.62)
0.06	0.00	0.71	(0.65)
0.11	0.00	0.70	(0.59)
0.13	0.00	0.68	(0.55)
0.42	0.16	0.64	(0.06)

0.05%	0.00%	0.54%	(0.49)%
0.08	0.00	0.55	(0.47)
0.05	0.00	0.56	(0.51)
0.10	0.00	0.55	(0.45)
0.12	0.00	0.52	(0.40)
0.36	0.18	0.50	0.04

0.05%	0.00%	0.29%	(0.24)%
0.07	0.00	0.29	(0.22)
0.05	0.00	0.31	(0.26)
0.10	0.00	0.31	(0.21)
0.14	0.00	0.27	(0.13)
0.23	0.30	0.25	0.28

0.05%	0.00%	0.39%	(0.34)%
0.07	0.00	0.39	(0.32)
0.05	0.00	0.40	(0.35)
0.12	0.00	0.40	(0.28)
0.12	0.00	0.37	(0.25)
0.29	0.22	0.36	0.15

FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT      31

Notes to Financial Statements	(unaudited as to February 28, 2014), all dollars and shares are rounded to thousands (000)

1 > Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2014, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

32	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

As of February 28, 2014, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$9,751,572	$—	$9,751,572
Treasury Repurchase Agreements	—	5,987,015	—	5,987,015
Government Agency Repurchase Agreements	—	1,150,000	—	1,150,000
Treasury Debt	—	285,999	—	285,999
Investment Purchased with Proceeds from Securities Lending	—	73,929	—	73,929
Total Investments	$—	$17,248,515	$—	$17,248,515
Prime Obligations Fund
Certificates of Deposit	$—	$3,518,203	$—	$3,518,203
Financial Company Commercial Paper	—	1,251,316	—	1,251,316
Asset Backed Commercial Paper	—	1,216,330	—	1,216,330
Other Notes	—	1,034,003	—	1,034,003
Treasury Repurchase Agreements	—	858,147	—	858,147
Other Repurchase Agreements	—	808,500	—	808,500
Variable Rate Demand Notes	—	696,655	—	696,655
Treasury Debt	—	577,651	—	577,651
Government Agency Debt	—	344,978	—	344,978
Government Agency Repurchase Agreement	—	300,000	—	300,000
Investment Companies	291,672	—	—	291,672
Total Investments	$291,672	$10,605,783	$—	$10,897,455
Tax Free Obligations Fund
Municipal Debt	$—	$761,937	$—	$761,937
Total Investments	$—	$761,937	$—	$761,937
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$4,879,838	$—	$4,879,838
Treasury Debt	—	3,035,176	—	3,035,176
Total Investments	$—	$7,915,014	$—	$7,915,014
U.S. Treasury Money Market Fund
Treasury Debt	$—	$855,758	$—	$855,758
Total Investments	$—	$855,758	$—	$855,758

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 28, 2014, there were no transfers between fair value levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

At February 28, 2014, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of February 28, 2014, Prime Obligations Fund has investments in illiquid securities with a total value of $270,000 or 2.5% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT	33

Notes to Financial Statements	(unaudited as to February 28, 2014), all dollars and shares are rounded to thousands (000)

As of February 28, 2014 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2014 (estimated) and fiscal year ended August 31, 2013 (adjusted by dividends payable as of February 28, 2014 and August 31, 2013) were as follows:

	February 28, 2014

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$619	$—	$—	$619
Prime Obligations Fund	698	—	—	698

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2013.

	August 31, 2013

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,578	$—	$—	$2,578
Prime Obligations Fund	1,674	—	—	1,674
Tax Free Obligations Fund	—	1	—	1
Treasury Obligations Fund	8	—	—	8
U.S. Treasury Money Market Fund	2	—	—	2

As of August 31, 2013, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$190	$—	$—	$(226)	$—	$(36)
Prime Obligations Fund	—	—	—	(38)	—	(38)
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	(393)	—	(393)
U.S. Treasury Money Market Fund	—	—	—	—	—	—

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2013 and the deferral of wash sale losses.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2013, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2014	2015	2016	2017	2018	2019	Indefinite Short-Term	Total
Government Obligations Fund	$—	$—	$—	$—	$—	$(226)	$—	$(226)
Prime Obligations Fund	—	—	—	(38)	—	—	—	(38)
Treasury Obligations Fund	—	—	—	—	(393)	—	—	(393)

34	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

During the fiscal year ended August 31, 2013, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund utilized $119, $106, and $198, respectively, of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the funds may enter into repurchase agreements (and other short-term investments) on a joint basis.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Repurchase Agreements
Government Obligations Fund	$7,137,015	$—	$7,137,015	$—	$7,137,015	$—
Prime Obligations Fund	1,966,647	—	1,966,647	—	1,966,647	—
Treasury Obligations Fund	4,879,838	—	4,879,838	—	4,879,838	—
	$13,983,500	$—	$13,983,500	$—	$13,983,500	$—

SECURITIES LENDING – In order to generate additional income, each of the funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund do so as a principal investment strategy. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.

The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2014, Government Obligations Fund had securities on loan with a total value of $72,451.

The table below shows the offsetting assets and liabilities relating to the securities lending agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Assets:
Government Obligations Fund
Investments purchased with proceeds
from securities lending	$73,929	$—	$73,929	$73,929	$—	$—
	$73,929	$—	$73,929	$73,929	$—	$—

FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT	35

Notes to Financial Statements	(unaudited as to February 28, 2014 ), all dollars and shares are rounded to thousands (000)

				Gross Amounts not Offset in the Statements of Assets and Liabilities
Liabilities:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Colateral Pledged (Received)	Net Amount
Government Obligations Fund
Payable upon return of securities loaned	$73,929	$—	$73,929	$73,929	$—	$—
	$73,929	$—	$73,929	$73,929	$—	$—

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2014, Government Obligations Fund and Treasury Obligations Fund paid $1 and $3, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2014.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2014 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual

36	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

waivers and reimbursements will remain in effect through October 31, 2014, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $1,692, $288, $1,566 and $422 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2014.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $10,778, $4,376, $487, $5,431, and $569 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2014.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of- pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2014, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,398, $2,245, $153, $2,104 and $188 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2014.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2014.

FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT	37

Notes to Financial Statements	(unaudited as to February 28, 2014 ), all dollars and shares are rounded to thousands (000)

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $11,888, $7,445, $743, $6,326, and $719 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2014.

Under this shareholder servicing plan and agreement, no amounts were paid to USBAM for the six-month period ended February 28, 2014.

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $17 for U.S. Treasury Money Market Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At February 28, 2014, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	65.6%
Other Municipal Notes & Bonds	13.0
Daily Variable Rate Notes & Bonds	10.8
Commercial Paper & Put Bonds	10.6
100%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2014, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	85.0%
General Obligations	15.0
100%

5 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 > Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of additional disclosure requirements are reflected in Note 2 in Notes to Financial Statements.

38	FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT

Notice to Shareholders	February 28, 2014 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2014 SEMIANNUAL REPORT	39

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

•	First American Funds, Inc.	•	American Municipal Income Portfolio Inc.
•	American Strategic Income Portfolio Inc.	•	Minnesota Municipal Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II	•	First American Minnesota Municipal Income Fund II, Inc.
•	American Strategic Income Portfolio Inc. III	•	American Income Fund Inc.
•	American Select Portfolio Inc.	•	Mount Vernon Securities Lending Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

40      FIRST AMERICAN FUNDS   2014 SEMIANNUAL REPORT

Board of Directors	First American Funds, Inc.

Leonard Kedrowski
Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Roger Gibson
Director of First American Funds, Inc. Director of Charterhouse Group, Inc.

John Kayser
Director of First American Funds, Inc.
Retired; former Principal of William Blair & Company, LLC

Richard Riederer
Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade
Director of First American Funds, Inc. Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset Management, Inc.	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
800 Nicollet Mall	60 Livingston Avenue	Ernst & Young LLP
Minneapolis, Minnesota 55402	St. Paul, Minnesota 55101	220 South Sixth Street Suite 1400
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset Management, Inc.	Quasar Distributors, LLC	COUNSEL
800 Nicollet Mall	615 East Michigan Street	K&L Gates LLP
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	70 West Madison Street
Chicago, Illinois 60602
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0042-14 4/2014 SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: April 21, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: April 21, 2014